Summary of Significant Accounting Policies (Reconciliation of Changes in Allowance for Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 68,539	$ 65,219	$ 66,058
Provision for doubtful accounts	148,881	85,033	11,588
Recoveries of accounts written off	136,369	122,432	134,331
Accounts written off	(283,042)	(204,145)	(146,758)
Ending balance	$ 70,747	$ 68,539	$ 65,219